Additional Notes - Summary of Interest Income and Expense of Financial Instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Notes [Abstract]
Interest Income AC	€ 18,316	€ 4,618	€ 723
Interest Expenses AC	(21)	(1,580)	(2,415)
Interest Income FLAC	0	0	0
Interest Expenses FLAC	(76,499)	(102,144)	(62,252)
Total	€ (58,204)	€ (99,106)	€ (63,944)